Organization and Principal Activities (Details) $ in Millions					1 Months Ended
	Feb. 15, 2022 USD ($)	Sep. 30, 2020	Mar. 04, 2019	May 18, 2010 CNY (¥)	Apr. 30, 2013	Jun. 17, 2023	Mar. 14, 2022	Mar. 13, 2022	Feb. 15, 2022 CNY (¥)	Jul. 13, 2021	May 31, 2018	Dec. 31, 2017	Apr. 30, 2012
Organization and Principal Activities [Line Items]
Percentage of ownership interest				50.00%
Percentage of ownership acquisition		90.00%
Yongkang Scrou [Member]
Organization and Principal Activities [Line Items]
Percentage of ownership acquisition													100.00%
Zhejiang Kandi Technologies [Member]
Organization and Principal Activities [Line Items]
Voting rights and residual interests								100.00%
Jinhua Kandi New Energy Vehicles Co., Ltd. [Member]
Organization and Principal Activities [Line Items]
Voting rights and residual interests								100.00%
Kandi New Energy to Zhejiang Kandi Technologies [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interests							50.00%
Zhejiang Kandi Technologies [Member]
Organization and Principal Activities [Line Items]
Percentage of ownership interest		100.00%
Percentage of ownership acquisition			90.00%									100.00%
Zhejiang Kandi Technologies [Member] | Ruiheng [Member]
Organization and Principal Activities [Line Items]
Percentage of ownership interest		10.00%
SC Autosports [Member]
Organization and Principal Activities [Line Items]
Percentage of ownership acquisition											100.00%
Supply Chain [Member]
Organization and Principal Activities [Line Items]
Percentage of ownership interest			10.00%
Kandi Hainan and Jiangsu Xingchi [Member]
Organization and Principal Activities [Line Items]
Invested amount	$ 4.6								¥ 30,000,000
NGI [Member]
Organization and Principal Activities [Line Items]
Percentage of ownership acquisition						100.00%
Mr. Hu Xiaoming [Member]
Organization and Principal Activities [Line Items]
Contribute amount (in Yuan Renminbi)				¥ 36,000,000
Percentage of ownership interest				50.00%
Kandi Hainan [Member]
Organization and Principal Activities [Line Items]
Percentage of ownership interest	66.70%				45.00%
Kandi New Energy [Member]
Organization and Principal Activities [Line Items]
Percentage of ownership interest					55.00%
Jiangxi Huiyi [Member]
Organization and Principal Activities [Line Items]
Percentage of ownership acquisition										100.00%
Jiangsu Xingchi [Member]
Organization and Principal Activities [Line Items]
Percentage of ownership interest	33.30%